Pensions and Other Postretirement Benefits (Funding Policy and Plan Asset Allocation) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	100.00%
Actual plan asset allocation	100.00%	100.00%
Expected going concern basis excess (deficit) funded status	CAD 3,000.0
Expected solvency basis excesss (deficit) funded status	400.0
Going concern basis excess (deficit) funded status		CAD 2,600.0
Solvency basis excesss (deficit) funded status		CAD 200.0
Cash contribution to pension plan, expected to be	120.0
Actual contributions for all pension plans contributed in next fiscal year	CAD 27.0
Cash and short-term investments
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	3.00%
Actual plan asset allocation	4.00%	3.00%
Bonds and mortgages
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	40.00%
Actual plan asset allocation	35.00%	33.00%
Percentage of bonds guaranteed by governments and corporate entities (in hundredths)	67.00%	66.00%
Equities
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	42.00%
Actual plan asset allocation	37.00%	38.00%
Maximum percentage of equity investments allocated to an individual issuer (in hundredths)	2.00%	2.00%
Maximum percentage of equity investments allocated to an industry sector (in hundredths)	22.00%	21.00%
Real estate
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	2.00%	2.00%
Oil and gas
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	7.00%
Actual plan asset allocation	6.00%	6.00%
Infrastructure and private debt
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	4.00%
Actual plan asset allocation	5.00%	6.00%
Absolute return
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	9.00%	10.00%
Risk-factor allocation
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	2.00%	0.00%
Risk-based allocation
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Policy	0.00%
Actual plan asset allocation	0.00%	2.00%